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Class Z Shares | Small Cap Core Portfolio
U.S. EQUITY PORTFOLIO Small Cap Core Portfolio of Bernstein Fund, Inc.
INVESTMENT OBJECTIVE:
The Portfolio’s investment objective is to provide long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Z Shares Small Cap Core Portfolio Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Maximum Account Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Class Z Shares Small Cap Core Portfolio Class Z
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses: Transfer Agent	0.02%
Other Expenses	0.05%
Total Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.87%

Examples
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:
Expense Example	Class Z Shares Small Cap Core Portfolio Class Z USD ($)
After 1 Year	$ 89
After 3 Years	278
After 5 Years	482
After 10 Years	$ 1,073

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.

These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. For the most recent fiscal year, the Portfolio’s portfolio turnover rate was 61% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and equity real estate investment trusts (“REITs”). You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

AllianceBernstein L.P. serves as the Portfolio’s investment manager (the “Manager”). The Manager invests the assets of the Portfolio primarily in a diversified portfolio of equity securities of small-capitalization companies located in the U.S. The Portfolio defines small-capitalization companies as those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2000 Index (the “Russell 2000”) and the largest company in the Russell 2000. As of December 31, 2019, the market capitalization range of the Russell 2000 was between approximately $12 million and $8.4 billion. The market capitalization of the companies included in the Portfolio’s definition of “small-capitalization” companies changes over time as the capitalization of the securities included in the Russell 2000 changes.

The Manager utilizes both quantitative analysis and fundamental research to determine which securities will be held by the Portfolio and to manage risk. The Manager applies quantitative analysis to all of the securities in the Portfolio’s research universe, which is composed primarily of securities in the Portfolio’s benchmark (the Russell 2000 Index). Those securities that score highly on this quantitative analysis are then screened to eliminate those securities that the Manager is recommending against purchasing based on its fundamental research, and a portfolio is constructed from the remaining highly ranked securities based on diversification and risk considerations. In its quantitative analysis, the Manager considers a number of metrics that have historically provided some indication of favorable future returns, including metrics relating to valuation, quality, investor behavior and earnings growth. In general, stocks are purchased when, in the view of the Manager, they provide the highest expected returns, considering their contribution to the estimated risk of the Portfolio’s existing investments. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies does not cause the Manager to dispose of the security. The Manager expects to seek to manage the overall portfolio volatility of the Portfolio relative to the Russell 2000 by favoring securities that offer the best balance between return and targeted risk.

The Portfolio may also invest in exchange-traded funds (“ETFs”) and other investment companies from time to time.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may use stock index futures contracts to equitize cash. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.
PRINCIPAL RISKS:
The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.
  Sector Risk: The Portfolio may have more risk because of concentrated investments in a particular market sector, such as the financials, consumer discretionary, information technology or industrials sector. Market or economic factors affecting that sector could have a major effect on the value of the Portfolio’s investments.
  Market Risk: The Portfolio is subject to market risk, which is the risk that stock prices in general or in particular countries or sectors may decline over short or extended periods. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. In the past decade, financial markets in the United States, Europe and elsewhere have experienced increased volatility, decreased liquidity and heightened uncertainty. These market conditions may recur from time to time and have an adverse impact on various securities markets. Certain governments and central banks have provided significant support to financial markets, including by buying stocks and through other market interventions. Further governmental or central bank actions, including interest rate increases or decreases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolio invests.

  In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes, and the practical implications for market participants, may not be fully known for some time.

  Economies and financial markets throughout the world are becoming increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.
  Illiquid Investments Risk: Illiquid investments risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from purchasing or selling these securities at an advantageous price. Illiquid securities may also be difficult to value.
  Redemption Risk: The Portfolio may experience heavy redemptions that could cause the Portfolio to liquidate its assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolio’s net asset value, or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.
  Capitalization Risk: Investments in small-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.
  Allocation Risk: The Portfolio may seek to focus on different investment disciplines or factors at different times as a means to achieve its investment objective. In the event that the investment disciplines or factors to which the Portfolio has greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolio’s returns may be negatively affected.
  Derivatives Risk: The Portfolio may use derivatives in currency hedging as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolio more volatile and can compound other risks. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk. The U.S. government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives and may impose additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.
  Management Risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolio or cause the value of the Portfolio’s shares to go down. In some cases, derivatives and other investment techniques may be unavailable, or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Manager may change the Portfolio’s investment strategies or policies from time to time. Those changes may not lead to the results intended by the Manager and could have an adverse effect on the Manager and could also have an adverse effect on the value or performance of the Portfolio.
  REIT Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended.
  Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including other registered funds advised by the Manager and ETFs, are subject to market and management risk. In addition, if the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the investment companies.
  Portfolio Turnover Risk: The Portfolio’s investment strategies may result in high portfolio turnover. The Portfolio generally buys portfolio securities with the intention of holding them for investment. However, when market conditions or other circumstances warrant, securities may be purchased and sold without regard to the length of time held. This trading may increase the Portfolio’s rate of turnover and the incidence of short-term capital gain taxable as ordinary income. A higher rate of portfolio turnover may increase transaction costs, which must be borne by the Portfolio and its shareholders.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio’s performance changed over the life of the Portfolio; and
  how the Portfolio’s average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.
Bar Chart
The annual returns in the bar chart are for the Portfolio’s Class Z shares.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio’s: Best Quarter was up 13.47%, 1st quarter, 2019; and Worst Quarter was down -20.81%, 4th quarter, 2018.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - Class Z Shares - Small Cap Core Portfolio	1 Year	Since Inception [1]	Inception Date
Class Z	24.28%	8.02%	Dec. 29, 2015
Class Z | Return After Taxes on Distributions	24.14%	6.82%	Dec. 29, 2015
Class Z | Return After Taxes on Distributions and Sale of Portfolio Shares	14.47%	5.91%	Dec. 29, 2015
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	25.52%	11.02%
[1]	Inception date for Class Z shares: December 29, 2015.

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.